Class A, B, C, Y and Investor | INVESCO Utilities Fund
Fund Summary - Invesco Utilities Fund
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital and, secondarily, current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, B, C, Y and Investor INVESCO Utilities Fund	Class A	Class B	Class C	Class Y	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, B, C, Y and Investor INVESCO Utilities Fund		Class A	Class B	Class C	Class Y	Investor Class
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%
Other Expenses		0.37%	0.37%	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses	[1]	1.37%	2.12%	2.12%	1.12%	1.37%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class Y and Investor Class shares to 1.32%, 2.07%, 2.07%, 1.07% and 1.32%, respectively, of average daily net assets. The expense limit will terminate on June 30, 2013.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Class A, B, C, Y and Investor INVESCO Utilities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	960	1,259	2,106
Class B	715	964	1,339	2,261
Class C	315	664	1,139	2,452
Class Y	114	356	617	1,363
Investor Class	139	434	750	1,646

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, B, C, Y and Investor INVESCO Utilities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	960	1,259	2,106
Class B	215	664	1,139	2,261
Class C	215	664	1,139	2,452
Class Y	114	356	617	1,363
Investor Class	139	434	750	1,646

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in utilities-related industries. The Fund invests predominantly in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 25% of its net assets in foreign securities, including non-U.S. dollar denominated securities, of issuers doing business in utilities-related industries.

In selecting investments, the portfolio managers seek to identify issuers predominantly within the electric utility, natural gas, water and telecommunications industries. The investment team generally emphasizes issuers with solid balance sheets and operational cash flow that supports sustained or increasing dividends. Through fundamental research, financial statement analysis and multiple valuation metrics, the management team estimates a target price for each security over a two- to three-year investment horizon. The portfolio managers then construct a portfolio which they believe provides the best total return potential based on a combination of price appreciation, dividend income and a favorable risk profile.

The portfolio managers consider whether to sell a particular security when any of these factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile than non-concentrated funds.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

Utilities Sector Risk. The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Investor Class shares year-to-date (ended June 30, 2012): 3.79% Best Quarter (ended June 30, 2003): 14.80% Worst Quarter (ended September 30, 2008): -20.30%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class A, B, C, Y and Investor INVESCO Utilities Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
Investor Class Shares	16.15%		2.55%		6.63%				Jun. 02, 1986
Investor Class Shares Return After Taxes on Distributions	15.71%		2.19%		6.17%				Jun. 02, 1986
Investor Class Shares Return After Taxes on Distributions and Sale of Fund Shares	11.02%		2.13%		5.67%				Jun. 02, 1986
Class A Shares	9.74%		1.39%				6.86%		Mar. 28, 2002
Class B Shares	10.28%		1.41%				6.84%		Mar. 28, 2002
Class C Shares	14.30%		1.80%		5.77%				Feb. 14, 2000
Class Y Shares	16.44%	[1]	2.71%	[1]	6.72%	[1]		[1]	Oct. 03, 2008
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%		(0.25%)		2.92%
S&P 500 Utilities Index (reflects no deduction for fees, expenses or taxes)	19.91%		3.71%		6.42%
Lipper Utility Funds Index	12.43%		2.89%		6.96%
[1]	Class Y shares' performance shown prior to the inception date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares' performance reflects any applicable fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.